STEWARD FUNDS, INC.

on behalf of its series

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Small Cap Growth Fund

Steward Values-Focused Large Cap Enhanced Index Fund

Steward Values-Focused Small-Mid Cap Enhanced Index Fund (the “Funds”)

Supplement dated March 29, 2023 to the Currently Effective Statement of Additional Information dated August 28, 2022

This Supplement reports the following changes to information in the Funds’ Statement of Additional Information dated August 28, 2022.

A.

The following disclosure is added at the end of the “Administration, Fund Accounting and Sub-Administration Services, Compliance Services, Class Action and Fair Fund Services, Transfer Agency and Service, and Master Services Agreements” section of the Statement of Additional Information:

Pursuant to a Fund PFO/Treasurer Agreement with SFI dated January 1, 2023, Foreside Fund Officer Services, LLC (“Foreside”), a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), 3 Canal Plaza, Suite 100, Portland, Maine 04101, provides principal financial officer services to the Funds by making available a senior financial professional who serves as Treasurer of the Funds. Foreside receives a fee from the Funds for the services provided, which is paid monthly in arrears. Foreside is also reimbursed by the Funds for certain out-of-pocket expenses.

B.	Effective March 8, 2023, Monique Labbe replaced Michael L. Kern, III as Treasurer of the Funds. Michael L. Kern, III remains President of the Funds.

C.	The following replaces existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Name, Address, Age	Position(s) Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Executive Officers
Michael L. Kern, III, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	President	Since 2016	President, CEO and Treasurer, Crossmark Global Holdings, Inc. (May 2015 - Present); President, CEO and Treasurer, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - Present); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - 2018)	Foundation Capital Resources (2015- Present); GSV Fund Management Company (2020 - Present)

Robert C. Doll, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1954	Executive Vice President	Since 2021	Chief Investment Officer, Crossmark Global Investments, Inc. (2021 - Present); Chief Equity Strategist and Senior Portfolio Manager, Nuveen (November 2012 - March 2021)	N/A

James Jacoby 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Derivatives Risk Manager and Liquidity Risk Management Program Administrator	Since 2022	Chief Operating Officer, Crossmark Global Investments, Inc. (2022 - present); Global Head of Performance and Risk, Invesco, Ltd. (2007 - 2022)	N/A

Name, Address, Age	Position(s) Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Brent Lium, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1969	Executive Vice President	Since 2019	Managing Director – Head of Equity Investments, Crossmark Global Investments, Inc. (February 2021 - Present); Managing Director, Crossmark Global Investments, Inc. (2019 - February 2021); Portfolio Manager, Invesco Ltd. (2001 - 2019)	N/A

Rob Botard, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1970	Executive Vice President	Since 2022	Managing Director and Portfolio Manager, Crossmark Global Investments, Inc. (April 2022 - Present); Portfolio Manager, Invesco Ltd. (April 2011- April 2022)	N/A

Victoria Fernandez, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2014	Chief Market Strategist, Crossmark Global Investments, Inc. (2018 - Present); Managing Director – Fixed Income Investments, Crossmark Global Investments, Inc. (2012 - 2018)	N/A

Paul Townsen 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1971	Executive Vice President	Since 2017	Managing Director – Head of Trading & Investment Operations (2021 - Present); Managing Director, Crossmark Global Investments, Inc, (2017 - 2021)	N/A

Ryan Caylor, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1988	Executive Vice President	Since 2020	Portfolio Manager, Crossmark Global Investments, Inc. (2020 - Present); Head of Research, Crossmark Global Investments, Inc. (2019 - Present); Senior Research Analyst, Crossmark Global Investments, Inc. (2016 - 2019)	N/A

Heather Lindsey 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2022	Managing Director – Head of Distribution, Crossmark Global Investments, Inc. (August 2021 - Present); Senior Vice President – Head of Strategic Accounts, Invesco Ltd. (March 2018 - March 2020), Senior Director - Retirement & Insurance Platforms, Invesco Ltd. (April 2008 - February 2018)	N/A

Jim A. Coppedge 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Chief Compliance Officer, Secretary and Assistant Treasurer	Since 2017	General Counsel and Chief Compliance Officer, Crossmark Global Investments, Inc. (2017 - Present); General Counsel and Chief Compliance Officer, Crossmark Distributors, Inc. (December 11, 2017 - Present); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - Present)	N/A

Monique Labbe 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Treasurer	Since 2023	Senior Principal Consultant, ACA Group (2022 - Present); Fund Treasurer and Principal Financial Officer, Foreside Financial Group, LLC (2014 - 2022)	N/A

Brystal Eshenroder 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1989	Assistant Secretary	Since 2023	Senior Compliance and Fund Administration Manager (2022 - Present); Regional Compliance Manager for Private Wealth Management, Goldman Sachs & Co. LLC (2021); Global Compliance Employee Services, Goldman Sachs & Co. LLC (2017 - 2021)	N/A

Patricia Mims 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1960	Assistant Treasurer	Since 2021	Financial Operations Principal, Crossmark Distributors, Inc. (2018 - Present); Senior Compliance Officer, Crossmark Global Investments, Inc. (October 2018 - 2020); Assistant Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - 2020); Senior Compliance Associate, Crossmark Global Investments, Inc. (April 2013 - October 2018)	N/A

[1]	SFI officers are elected by the Board annually and hold office until the next annual Board meeting at which officers are elected and until his or her successor is elected and qualified.

Please retain this Supplement for future reference.

2